Other financial assets - Prepaid warranties non-current and other non-current receivables (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of Other financial assets [Line Items]
Standard warranty period	2 years
Other financial assets	€ 54,417	€ 65,294
Loss allowance	€ 0	0
Settlement term	3 years
Receivables interest rate	0.084
Minimum
Disclosure of Other financial assets [Line Items]
Extended warranty period	1 year
Maximum
Disclosure of Other financial assets [Line Items]
Extended warranty period	3 years
Other receivables
Disclosure of Other financial assets [Line Items]
Other financial assets	€ 1,821	2,321
Loss allowance		301
Loss allowance	143
Customer receivables
Disclosure of Other financial assets [Line Items]
Other financial assets	1,651	2,321
Prepaid warranties non-current
Disclosure of Other financial assets [Line Items]
Other financial assets	5,657	2,206
Prepaid warranties current
Disclosure of Other financial assets [Line Items]
Non-current prepayments	€ 311	€ 0